Lease - Disclosure of lease payments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 18, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Fixed rent	$ 9,702	$ 183,075
COVID-19 related rent concessions from lessors		(6,846)	¥ (6,846)
Variable rent with minimum payment		20,000
Total Lease Rent Payments	$ 9,702	$ 196,229
Predecessor
Disclosure of quantitative information about right-of-use assets [line items]
Fixed rent				$ 147,864
Variable rent with minimum payment				20,000
Total Lease Rent Payments				$ 167,864